Advances to Suppliers, Net - Schedule of Advances to Suppliers and Allowance for Doubtful Accounts (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Advances to Suppliers and Allowance for Doubtful Accounts [Line Items]
Advances to suppliers, net	$ 16,889,749	$ 11,775,557
Others	38,911	128,958
Subtotal	16,911,124	11,874,200
Less: allowance for doubtful accounts	(21,375)	(98,643)
Advances to suppliers, net	16,889,749	11,775,557
Prepayment for purchase of battery packs [Member]
Schedule of Advances to Suppliers and Allowance for Doubtful Accounts [Line Items]
Advances to suppliers, net	16,637,595	10,664,027
Advances to suppliers, net	16,637,595	10,664,027
Prepayment for purchase of materials for assembling electronic control system [Member]
Schedule of Advances to Suppliers and Allowance for Doubtful Accounts [Line Items]
Advances to suppliers, net	234,454	234,000
Advances to suppliers, net	234,454	234,000
Prepayment for purchase of e-bicycles materials [Member]
Schedule of Advances to Suppliers and Allowance for Doubtful Accounts [Line Items]
Advances to suppliers, net	164	847,215
Advances to suppliers, net	$ 164	$ 847,215